Income tax (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2025	Aug. 31, 2024
IfrsStatementLineItems [Line Items]
Current income taxes	$ 2,500	$ 1,200
Cash payment	1,000	1,200
VAT offset	2,500	0
Unrecognized non-capital tax loss carry-forwards	48,000	45,000
Deferred tax liability (asset)	$ 0	$ 0
Canada [Member]
IfrsStatementLineItems [Line Items]
Total average effective tax rate	26.50%	26.50%
Unrecognized non-capital tax loss carry-forwards	$ 48,000	$ 48,700
Tanzania [Member]
IfrsStatementLineItems [Line Items]
Total average effective tax rate	30.00%	30.00%
Peecentage Tax losses	60.00%	60.00%